Investments: Investment Income (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Gross Investment Income, Operating	$ 202	$ 141	$ 522	$ 383
Investment Income, Investment Expense	(4)	10	(14)	(15)
Net Investment Income	198	151	508	368
Debt Securities
Gross Investment Income, Operating	75	80	229	243
Cash and Cash Equivalents
Gross Investment Income, Operating	$ 127	$ 61	$ 293	$ 140